UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Select Equity Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares               Value ($)
                                                                                -------------------------------------------
Common Stocks 98.3%
Australia 4.4%
Australia & New Zealand Banking Group Ltd.                                                1,713,500             27,363,988
News Corp. (c)                                                                            1,216,900             21,393,102
                                                                                                               -----------
(Cost $47,162,925)                                                                                              48,757,090

Belgium 1.9%
Belgacom SA*                                                                                515,100             21,281,609
(Cost $19,480,791)                                                                                             -----------

France 9.7%
Christian Dior SA                                                                           259,089             16,614,160
Credit Agricole SA                                                                          937,754             27,957,550
Schneider Electric SA                                                                       316,300             24,172,793
Total SA                                                                                    180,640             38,796,277
                                                                                                               -----------
(Cost $83,855,451)                                                                                             107,540,780

Germany 7.7%
Adidas-Salomon AG                                                                            73,000             10,940,076
E.ON AG                                                                                     346,400             31,041,823
Hypo Real Estate Holdings AG*                                                               516,400             20,457,312
Metro AG                                                                                    445,800             23,303,318
                                                                                                               -----------
(Cost $60,865,485)                                                                                              85,742,529

Greece 2.3%
Alpha Bank AE                                                                               737,880             25,028,205
(Cost $19,244,428)                                                                                             -----------

Hong Kong 2.1%
Swire Pacific Ltd. "A"                                                                    3,018,167             23,700,958
(Cost $21,515,726)                                                                                             -----------

India 1.1%
State Bank of India (GDR)                                                                   324,371             12,058,932
(Cost $10,830,272)                                                                                             -----------

Ireland 2.3%
CRH PLC                                                                                     950,945             25,208,390
(Cost $15,145,458)                                                                                             -----------

Italy 4.9%
Banca Intesa SpA                                                                          4,343,500             20,178,248
Eni SpA                                                                                   1,395,901             33,988,077
                                                                                                               -----------
(Cost $41,011,383)                                                                                              54,166,325

Japan 17.7%
Canon, Inc.                                                                                 561,700             29,194,723
Credit Saison Co., Ltd.                                                                     746,200             25,272,523
Daito Trust Construction Co., Ltd.                                                          534,000             24,707,047
Honda Motor Co., Ltd.                                                                       524,400             27,514,544
JFE Holdings, Inc.                                                                          916,800             25,292,702
Kirin Brewery Co., Ltd.                                                                   2,600,100             26,260,830
Mitsubishi Corp.                                                                          1,896,300             22,279,648
Mitsubishi Tokyo Financial Group, Inc.                                                        1,714             16,269,280
                                                                                                               -----------
(Cost $159,900,611)                                                                                            196,791,297

Korea 3.0%
Samsung Electronics Co., Ltd. (GDR), 144A                                                   137,260             32,974,109
(Cost $21,609,514)                                                                                             -----------


Netherlands 7.0%
European Aeronautic Defence & Space Co.                                                     792,258             24,242,953
ING Groep NV                                                                              1,228,077             35,435,233
TPG NV                                                                                      643,430             17,652,944
                                                                                                               -----------
(Cost $62,981,044)                                                                                              77,331,130

Russia 2.3%
Gazprom "S" (ADR), 144A                                                                     726,700             25,421,207
(Cost $23,740,355)                                                                                             -----------


Singapore 2.1%
DBS Group Holdings Ltd.                                                                   2,409,200             23,262,591
(Cost $20,609,698)                                                                                             -----------

Spain 9.3%
Grupo Ferrovial SA                                                                          432,500             25,879,017
Indra Sistemas SA                                                                         1,649,376             28,197,168
Industria de Diseno Textil SA                                                               545,400             15,450,461
Telefonica SA                                                                             1,872,447             34,104,966
                                                                                                               -----------
(Cost $84,608,851)                                                                                             103,631,612

Switzerland 7.4%
Credit Suisse Group                                                                         737,800             29,757,277
Nestle SA (Registered)                                                                       87,370             22,898,801
Roche Holding AG                                                                            278,900             29,718,796
                                                                                                               -----------
(Cost $66,511,138)                                                                                              82,374,874

United Kingdom 13.1%
GlaxoSmithKline PLC                                                                       1,286,800             28,573,100
HSBC Holdings PLC                                                                         1,192,900             19,792,594
National Grid Transco PLC                                                                 2,367,500             23,063,896
Smith & Nephew PLC                                                                        2,342,215             22,913,935
The Sage Group PLC                                                                        5,997,000             22,321,028
Vodafone Group PLC                                                                       11,272,600             29,182,803
                                                                                                               -----------
(Cost $127,675,912)                                                                                            145,847,356


Total Common Stocks (Cost $886,749,042)                                                                      1,091,118,994
                                                                                                             -------------
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 2.35% (b)(d)
(Cost $30,013,706)                                                                       30,013,706             30,013,706
                                                                                                               -----------
Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $5,417,189)                                                                         5,417,189              5,417,189
                                                                                                               -----------

                                                                                               % of
                                                                                         Net Assets               Value ($)

Total Investment Portfolio  (Cost $922,179,937)                                               101.5          1,126,549,889
Other Assets and Liabilities, Net                                                              -1.5            -16,920,209
                                                                                                             -------------
Net Assets                                                                                    100.0          1,109,629,680
                                                                                                             =============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $28,910,967, which is 2.6% of net assets.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt


At January 31, 2004, the Scudder International Select Equity Fund Fund had the following sector diversification:
                                                                    As a % of
                                                                    Investment
Sector                                        Value ($)              Portfolio
-------------------------------------------------------------------------------
Financials                                       306,534,691             27.2%
Industrials                                      159,786,111             14.2%
Consumer Discretionary                           115,215,661             10.2%
Energy                                            98,205,561              8.7%
Information Technology                            91,835,319              8.2%
Telecommunication Services                        84,569,378              7.5%
Health Care                                       81,205,831              7.2%
Utilities                                         54,105,719              4.8%
Materials                                         50,501,092              4.5%
Consumer Staples                                  49,159,631              4.4%
                                                                 --------------
Total Common and Preferred Stocks              1,091,118,994             96.9%
                                                                 --------------
Cash Equivalents                                   5,417,189              0.5%
Securities Lending Collateral                     30,013,706              2.6%
                                                                 --------------
Total Investment Portfolio                     1,126,549,889            100.0%
                                                                 --------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Select Equity Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Select Equity Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/ Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005